Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share

	2025	2024	2023
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	6,175	5,316	4,274

	2025	2024	2023
	million	million	million
Basic weighted average number of shares in issue	14,112	14,755	15,445
Number of potential ordinary shares	492	516	450
Diluted weighted average number of shares	14,604	15,271	15,895

	Basic earnings per share			Diluted earnings per share
	2025	2024	2023	2025	2024	2023
	p	p	p	p	p	p
Earnings per ordinary share	43.8	36.0	27.7	42.3	34.8	26.9
The calculation of basic earnings per share is based on the profit attributable to equity holders of the parent and the basic weighted average number of shares excluding treasury shares held in employee benefit trusts or held for trading. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all expected dilutive potential ordinary shares held in respect of Barclays PLC, totalling 492m ( 2024: 516m, 2023: 450m) shares. The number of share options and share awards outstanding under schemes that were considered to be potentially dilutive was 629m (2024: 713m, 2023: 750m) of which share options accounted for
152m (2024: 185m, 2023: 232m) with a strike prices ranging from £0.84 to £2.99.
Of the total number of employee share options and share awards at 31 December 2025, 28m (2024: 29m, 2022: 39m) were anti-dilutive.
The 643m decrease (2024: 690m decrease, 2023: 888m decrease) in the basic weighted average number of shares is primarily due to the impact of the share buyback programmes carried out each year.